UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6103

                              Investors Cash Trust
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investors Cash Trust - Treasury Portfolio
Investment Portfolio as of December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                           Amount ($)                Value ($)
                                                                       ---------------------------------------
US Government Backed 36.5%
US Treasury Bills:
1.64%*, 1/13/2005                                                          1,500,000                1,499,180
1.67%*, 2/10/2005                                                          2,900,000                2,894,619
1.71%*, 1/6/2005                                                           2,000,000                1,999,527
1.88%*, 3/10/2005                                                          3,000,000                2,989,375
1.99%*, 4/7/2005                                                           2,500,000                2,486,817
2.28%*, 4/21/2005                                                          3,000,000                2,979,283
2.39%*, 6/2/2005                                                           2,500,000                2,474,983
2.49%*, 6/23/2005                                                          1,000,000                  988,154
                                                                                                  -----------
Total US Government Backed (Cost $18,311,938)                                                      18,311,938

Repurchase Agreements 63.6%
Bank of America, 1.60%, dated 12/31/2004, to be
repurchased at $2,000,267 on 1/3/2005 (a)                                  2,000,000                2,000,000
BNP Paribas, 1.60%, dated 12/31/2004, to be repurchased
at $2,000,267 on 1/3/2005 (b)                                              2,000,000                2,000,000
Credit Suisse First Boston LLC, 1.65%, dated
12/31/2004, to be repurchased at $12,001,650 on
1/3/2005 (c)                                                              12,000,000               12,000,000
Goldman Sachs & Co., 1.50%, dated 12/31/2004, to
be repurchased at $2,000,250 on 1/3/2005 (d)                               2,000,000                2,000,000
Lehman Brothers, Inc., 1.61%, dated 12/31/2004, to be
repurchased at $11,801,583 on 1/3/2005 (e)                                11,800,000               11,800,000
State Street Bank and Trust Co., 1.30%, dated
12/31/2004, to be repurchased at $2,174,236 on
1/3/2005 (f)                                                               2,174,000                2,174,000
                                                                                                  -----------
Total Repurchase Agreements (Cost $31,974,000)                                                     31,974,000


                                                                                % of
                                                                          Net Assets                 Value ($)
                                                                          ----------                 ---------

Total Investment Portfolio  (Cost $50,285,938)                                 100.1               50,285,938
Other Assets and Liabilities, Net                                               -0.1                  -39,803
                                                                                                  -----------
Net Assets                                                                     100.0               50,246,135
                                                                                                  ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $4,070,000 US Treasury Strips, Principal Only, maturing on 2/15/2019 with a value of $2,040,332.

(b) Collateralized by $2,064,000 US Treasury Bill, 2.46%, maturing on 6/16/2005 with a value of $2,040,491.

(c) Collateralized by $33,335,000 US Treasury Strips, maturing at various dates from 11/15/2018 until 11/15/2024 with a value of $12,240,155.

(d) Collateralized by:

Principal                                                                         Maturity               Collateral
Amount ($)             Security                              Rate (%)                 Date                 Value ($)
--------------------------------------------------------------------------------------------------------------------
            130,000    Federal Home Loan Bank                    2.00             8/3/2006                  130,784
            200,000    Federal Home Loan Bank                    2.00            9/22/2006                  200,720
            235,000    Federal Home Loan Bank                    3.25             3/8/2012                  234,608
            500,000    Federal Home Loan Bank                    5.00            10/1/2007                  477,603
          1,000,000    Federal Home Loan Bank                    2.25            4/15/2009                  996,940
--------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                    2,040,655

(e) Collateralized by $16,605,793 US Treasury Strips, maturing at various dates from 8/15/2012 until 11/15/2012 with a value of $12,036,389.

(f) Collateralized by $2,240,000 Federal National Mortgage Association, 4.5%, maturing on 5/1/2019 with a value of $2,217,600.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Cash Trust Treasury Portfolio


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors Cash Trust Treasury Portfolio


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005